Statements of Changes in Net Assets (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Decrease in net assets from operations
Net investment loss	$ (4,847,929)	$ (8,526,262)
Net realized gain (loss) on futures and forward contracts	(3,281,521)	(78,663)
Net change in unrealized appreciation (depreciation) on futures and forward contracts	176,399	(6,827,449)
Net decrease in net assets from operations	(7,953,051)	(15,432,374)
Capital share transactions
Issuance of Units	1,629,238	8,758,785
Redemption of Units	(22,691,587)	(22,962,184)
Net decrease in net assets from capital share transactions	(21,062,349)	(14,203,399)
Net decrease in net assets	(29,015,400)	(29,635,773)
Net assets, beginning of year	63,429,698	93,065,471
Net assets, end of year	34,414,298	63,429,698
SERIES A
Decrease in net assets from operations
Net investment loss	(2,188,817)	(3,505,128)
Net realized gain (loss) on futures and forward contracts	(976,514)	(334,077)
Net change in unrealized appreciation (depreciation) on futures and forward contracts	26,358	(2,183,020)
Net decrease in net assets from operations	(3,138,973)	(6,022,225)
Capital share transactions
Issuance of Units	840,309	4,697,837
Redemption of Units	(12,021,886)	(6,354,664)
Net decrease in net assets from capital share transactions	(11,181,577)	(1,656,827)
Net decrease in net assets	(14,320,550)	(7,679,052)
Net assets, beginning of year	30,877,886	38,556,938
Net assets, end of year	16,557,336	30,877,886
Units, beginning of year	23,634.331	24,863.954
Issuance of Units	672.529	3,038.045
Redemption of Units	(9,660.659)	(4,267.668)
Units, end of year	14,646.201	23,634.331
SERIES B
Decrease in net assets from operations
Net investment loss	(2,659,112)	(5,021,134)
Net realized gain (loss) on futures and forward contracts	(2,305,007)	255,414
Net change in unrealized appreciation (depreciation) on futures and forward contracts	150,041	(4,644,429)
Net decrease in net assets from operations	(4,814,078)	(9,410,149)
Capital share transactions
Issuance of Units	788,929	4,060,948
Redemption of Units	(10,669,701)	(16,607,520)
Net decrease in net assets from capital share transactions	(9,880,772)	(12,546,572)
Net decrease in net assets	(14,694,850)	(21,956,721)
Net assets, beginning of year	32,551,812	54,508,533
Net assets, end of year	$ 17,856,962	$ 32,551,812
Units, beginning of year	23,394.345	30,734.730
Issuance of Units	601.308	2,282.737
Redemption of Units	(8,313.116)	(9,623.122)
Units, end of year	15,682.537	23,394.345